Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables
Other Receivables

Note 8. Other Receivables

As at December 31:	2023	2022
Royalty receivables	$20,584	$5,760
Interest receivables	1,093	634
Loans and current accounts* (net of allowance of $nil as of both December 31, 2023 and 2022)	30,489	27,993
Bank Loans	6,850	—
Indemnification asset*	6,756	6,756
Other	2,011	2,359
	$67,783	$43,502

*     The Group had various amounts owing from an affiliate controlled by the Chairman of the Company (see Note 24).

Other receivables primarily arise in the normal course of business and are expected to be collected within one year from the reporting date.

Royalty receivables were due from a customer (i.e. the Operator) in the Royalty segment (see Note 5), which are generally collected in the month after the calendar quarter.

The Group has outstanding claims in the CCAA totaling $12,354 that are currently stayed, including $4,692 of royalties for the second quarter of 2023, royalties of $6,370 for the third quarter and $1,292 for the fourth quarter of 2023, and an unrecognized, disputed claim for previously underpaid royalties which was subject to arbitration. Subsequent to the end of the reporting period, royalty receivable of $8,230 for the post-CCAA filing period was received. After the assessments of all relevant information to the date of the approval of these annual consolidated financial statements, including the ongoing operations of the mine, the plans for future capital expenditures and production, the iron ore price curve, and the continued financial support of its key stakeholders, management of the Group estimated an expected loss allowance of $nil.

Note 8. Other Receivables (continued)

Contract assets

The movements of contract assets under contracts with customers for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Balance, beginning of the year	$—	$575
Reclassification to revenues	—	—
A change in the time frame for a right to consideration to become unconditional	—	(575)
Balance, end of the year	$—	$—

For further discussions on credit risk, see Note 25.